Loans Receivable	12 Months Ended
Dec. 31, 2012
Loans Receivable

NOTE 10—LOANS RECEIVABLE

A summary of loans receivables at December 31, 2012 and 2011 is as follows (in thousands):

	2012	2011
Loan principal balance	$5,255	$31,264
Loan origination fees, net	1,157	8,307
Loan impairment valuation	(3,368)	(10,195)

Loans receivable, net	$3,044	$29,376

The Company also had interest receivable, net which consisted of approximately $727,000 and $5.3 million in accrued and unpaid interest at December 31, 2012 and 2011, respectively and a related impairment valuation of approximately $947,000 and $1.9 million, respectively.

An analysis of the changes in loans receivable principal balance during the years ended December 31, 2012 and 2011 is as follows (in thousands):

	2012	2011
Loan principal balance, beginning	$31,264	$76,939
Loan originations	—	18,385
Subsequent year premiums paid, net of reimbursement	—	339
Loan write-offs	—	(3,058)
Loan payoffs	(17,116)	(55,277)
Loans transferred to investments in life settlements	(8,893)	(6,064)

Loan principal balance, ending	$5,255	$31,264

Loan origination fees include origination fees that are payable to the Company on the date the loan matures. The loan origination fees are reduced by any direct costs that are directly related to the creation of the loan receivable in accordance with ASC 310-20, Receivables—Nonrefundable Fees and Other Costs, and the net balance is accreted over the life of the loan using the effective interest method. Discounts include purchase discounts, net of accretion, which are attributable to loans that were acquired from affiliated companies under common ownership and control.

In accordance with ASC 310, Receivables, the Company specifically evaluates all loans for impairment based on the fair value of the underlying policies as foreclosure is considered probable. The loans are considered to be collateral dependent as the repayment of the loans is expected to be provided by the underlying policies. See Note 15.

An analysis of the loan impairment valuation for the year ended December 31, 2012 is as follows (in thousands):

	Loans Receivable	Interest Receivable	Total
Balance at beginning of period	$10,195	$1,920	$12,115
Provision for loan losses	437	78	515
Charge-offs	(7,264)	(1,051)	(8,315)

Balance at end of period	$3,368	$947	$4,315

An analysis of the loan impairment valuation for the year ended December 31, 2011 is as follows (in thousands):

	Loans Receivable	Interest Receivable	Total
Balance at beginning of period	$7,176	$1,340	$8,516
Provision for loan losses	6,793	796	7,589
Charge-offs	(3,774)	(216)	(3,990)

Balance at end of period	$10,195	$1,920	$12,115

An analysis of the loan impairment valuation for the year ended December 31, 2010 is as follows (in thousands):

	Loans Receivable	Interest Receivable	Total
Balance at beginning of period	$11,599	$1,788	$13,387
Provision for loan losses	2,276	2,200	4,476
Charge-offs	(8,205)	(2,647)	(10,852)
Recoveries	1,506	—	1,506

Balance at end of period	$7,176	$1,341	$8,517

An analysis of the allowance for loan losses and recorded investment in loans by loan type for the year ended December 31, 2012 is as follows (in thousands):

	Uninsured Loans	Insured Loans	Total
Loan impairment valuation
Balance at beginning of period	$6,914	$3,281	$10,195
Provision for loan losses	—	437	437
Charge-offs	(4,222)	(3,042)	(7,264)

Ending balance	$2,692	$676	$3,368

Ending balance: individually evaluated for impairment	$2,692	$676	$3,368

An analysis of the allowance for loan losses and recorded investment in loans by loan type for the year ended December 31, 2011 is as follows (in thousands):

	Uninsured Loans	Insured Loans	Total
Loan impairment valuation
Balance at beginning of period	$888	$6,288	$7,176
Provision for loan losses	6,774	19	6,793
Charge-offs	(748)	(3,026)	(3,774)

Ending balance	$6,914	$3,281	$10,195

Ending balance: individually evaluated for impairment	$6,914	$3,281	$10,195

All loans were individually evaluated for impairment as of December 31, 2012 and 2011. There were no loans collectively evaluated for impairment and there were no loans acquired with deteriorated credit quality. See Note 15.

An analysis of the allowance for loan losses and recorded investment in loans by loan type for the year ended December 31, 2010 is as follows (in thousands):

	Uninsured Loans	Insured Loans	Total
Loan impairment valuation
Balance at beginning of period	$1,983	$9,616	$11,599
Provision for loan losses	—	2,276	2,276
Charge-offs	(2,601)	(5,604)	(8,205)
Recoveries	1,506	—	1,506

Ending balance	$888	$6,288	$7,176

Ending balance: individually evaluated for impairment	$888	$6,288	$7,176

An analysis of the credit quality indicators by loan type at December 31, 2012 is presented in the following table (dollars in thousands):

	Uninsured		Insured(1)
S&P Designation	Unpaid Principal Balance	Percent	Unpaid Principal Balance	Percent
AAA	$—	0.00%	$—	0.00%
AA+	—	0.00%	—	0.00%
AA	—	0.00%	—	0.00%
AA-	2,072	43.58%	408	81.44%
A+	2,548	53.97%	93	18.56%
A1	—	0.00%	—	0.00%
A	—	0.00%	—	0.00%
BB-	134	2.45%	—	0.00%

Total	$4,754	100%	$501	100%

An analysis of the credit quality indicators by loan type at December 31, 2011 is presented in the following table (dollars in thousands):

	Uninsured		Insured(1)
S&P Designation	Unpaid Principal Balance	Percent	Unpaid Principal Balance	Percent
AAA	$—	0.00%	$—	0.00%
AA+	694	5.09%	222	1.26%
AA	—	0.00%	—	0.00%
AA-	6,558	48.05%	9,085	51.57%
A+	3,060	22.42%	1,287	7.31%
A1	—	0.00%	—	0.00%
A	3,336	24.44%	7,022	39.86%
BB-	—	0.00%	—	0.00%

Total	$13,648	100%	$17,616	100%

(1)	All of the Company’s insured loans have lender protection coverage with Lexington Insurance Company. As of December 31, 2012, Lexington had a financial strength rating of “A” with a stable outlook by Standard & Poors (S&P).

A summary of our investment in impaired loans at December 31, 2012 and 2011 is as follows (in thousands):

	2012	2011
Loan receivable, net	$3,011	$17,424
Interest receivable, net	724	6,799

Investment in impaired loans	$3,735	$24,223

An analysis of impaired loans with and without a related allowance at December 31, 2012 is presented in the following table by loan type (in thousands):

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Uninsured Loans	$—	$—	$—	$—	$—
Insured Loans	—	—	—	—	—
With an allowance recorded:
Uninsured Loans	3,623	4,735	3,413	6,887	1,444
Insured Loans	112	501	902	7,091	227

Total Impaired Loans	$3,735	$5,236	$4,315	$13,978	$1,671

An analysis of impaired loans with and without a related allowance at December 31, 2011 is presented in the following table by loan type (in thousands):

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Uninsured Loans	$—	$—	$—	$—	$—
Insured Loans	—	—	—	—	—
With an allowance recorded:
Uninsured Loans	10,153	13,628	6,894	6,764	1,684
Insured Loans	14,070	10,391	3,301	24,847	3,195

Total Impaired Loans	$24,223	$24,019	$10,195	$31,611	$4,879

The amount of the investment in impaired loans that had an allowance as of December 31, 2012 and 2011 was $3.7 million and $24.2 million, respectively. The amount of the investment in impaired loans that did not have an allowance was zero as of December 31, 2012 and 2011. The average investment in impaired loans during the years ended December 31, 2012 and 2011 was approximately $14.0 million and $31.6 million, respectively. The interest recognized on the impaired loans was approximately $1.7 million and $4.9 million for the years ended December 31, 2012 and 2011, respectively.

An analysis of past due at December 31, 2012 is presented in the following table by loan type (in thousands):

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due
Uninsured Loans	$—	$—	$599	$599
Insured Loans	—	—	315	315

Total	$—	$—	$914	$914

An analysis of past due at December 31, 2011 is presented in the following table by loan type (in thousands):

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due
Uninsured Loans	$—	$—	$599	$599
Insured Loans	1,570	—	—	1,570

Total	$1,570	$—	$599	$2,169

During the years ended December 31, 2012 and 2011, the Company originated zero and 58 loans receivable with a principal balance of zero and approximately $18.3 million, respectively. Loan interest receivable at December 31, 2012 and 2011 was approximately $727,000 and $5.3 million net of impairment of approximately $947,000, and $1.9 million, respectively. As of December 31, 2012, there were 22 loans with the average loan balance of approximately $181,000.

The allowance for interest receivable represents interest that is not expected to be collected. At the time the interest income was recognized and at the end of the reporting period in which the interest income was recognized, the interest income was believed to be collectible. The Company continually reassesses whether interest income is collectible in conjunction with its loan impairment analysis. The allowance for interest receivable represents interest that was determined to be uncollectible during a reporting period subsequent to the initial recognition of the interest income. As of December 31, 2012, the loan portfolio consisted of loans with original maturities of 2 to 4 years and variable interest rates at an average interest rate of 12.98%. During the year ended December 31, 2012 and 2011, 85 and 79 of our loans were paid off with proceeds of lender protection insurance totaling approximately $25.6 million and $24.0 million, respectively, of which approximately $16.7 million, and $15.6 million was for the principal of the loans and approximately $6.5 million and $6.0 million was for accrued interest, respectively, and accreted origination fees of approximately $7.1 million and $6.6 million, respectively. The Company had an impairment associated with these loans of approximately $4.9 million and $4.6 million, respectively. We recognized a loss of approximately $29,000 and $14,000 on these transactions, respectively.

Our premium finance borrowers were generally referred to us through independent insurance agents and brokers although, prior to January 2009, we originated some premium finance loans that were sold by life insurance agents that we employed. In certain of these instances, the life insurance agents employed by the Company worked with external brokers and agents to obtain insurance for policyholders with the Company extending a premium finance loan to a borrower. We refer to these instances as the “retail non-seminar business,” which began in December 2006 and was discontinued in January 2009. In total, the Company originated 114 premium finance loans as part of the retail non-seminar business. As of December 31, 2012, the Company had 12 policies in its portfolio that once served as collateral for premium finance loans derived through the retail non-seminar business.

During the year ended December 31, 2012 two loans were paid off with proceeds from trusts totaling $1.0 million of which $686,000 was for principal of the loans and $280,000 was for accrued interest, and accreted origination fees of $262,000. The Company had an impairment associated with these loans of $101,000 and recognized a loss of $96,000.